Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

Year Ended December 31	2022	2021
Income before income taxes - consolidated	$716	$446
Statutory income tax rate (%)	23.0	23.0
Expected taxes at statutory rates	$165	$103
Add (deduct) the tax effect of:
Permanent differences	$2	$3
Statutory and other rate differences	1	25
Deferred income tax recovery on regulated assets	(21)	(18)
Tax differences on divestitures and transactions	(3)	(4)
Other	(1)	(3)
	$143	$106
Income tax provision
Current	$23	$59
Deferred	120	47
	$143	$106
Effective income tax rate (%)	20.0	23.8

Schedule of Deferred Income Tax Liabilities
Net deferred income tax liabilities were composed of the following:

As at	December 31, 2022	December 31, 2021
PP&E and intangible assets	$1,862	$1,709
Regulatory assets	(187)	(233)
Tax pools, deferred financing, and compensation	(238)	(236)
Other	(69)	(84)
Valuation allowance	1	2
	$1,369	$1,158

Schedule of Uncertain Tax Positions
Management determined that the following provision was required for uncertainty on income taxes during the year:

Year ended December 31	2022	2021
Balance, beginning of year	$20	$21
Settlement	—	(1)
Balance, end of year	$20	$20